Summary of Net Investment Income by Investment Type (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of net investment income by investment type
Gross investment income	$ 2,523	$ 2,269	$ 2,102
Investment expenses	65	62	61
Net investment income	2,414	2,139	1,982
Fixed maturity securities [Member]
Summary of net investment income by investment type
Gross investment income	1,982	1,781	1,646
Mortgage loans, net of allowance [Member]
Summary of net investment income by investment type
Gross investment income	450	407	390
Alternative Investments [Member]
Summary of net investment income by investment type
Gross investment income	23	8	3
Policy loans [Member]
Summary of net investment income by investment type
Gross investment income	41	52	51
Other [Member]
Summary of net investment income by investment type
Gross investment income	27	21	12
Tax Credits [Member]
Summary of net investment income by investment type
Gross investment income	$ 44	$ 68	$ 59